Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Convertible Debentures [Abstract]
Convertible Debentures

	Series 2A	Series 3	Total
Maturity date	2016 November 30	2017 September 30
Interest rate	6.35%	7.00%
Conversion price per share	$6.00	$4.20
Carrying value at January 1, 2012	$59,726	$62,571	$122,297
Conversion to common shares (note 15(a)(i)), net of costs	(59,950)	(61,611)	(121,561)
Amortization and accretion	224	—	224
Carrying amount at December 31, 2012	$—	$960	$960
Conversion to common shares (note 15(a)(i)), net of costs	—	(960)	(960)
Amortization and accretion	—	—	—
Carrying and fair value amount at December 31, 2013	$—	$—	$—